Segment Information (Schedule of Segment Reporting Information, by Segment) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 24, 2015	Mar. 25, 2015	Dec. 24, 2014	Sep. 24, 2014	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Segment Reporting Information [Line Items]
Company sales										$ 3,166,659	$ 2,904,746	$ 2,823,069
Franchise and other revenues										90,830	97,532	86,426
Revenues		$ 881,681	$ 824,639	$ 788,610	$ 762,559	$ 764,147	$ 784,215	$ 742,898	$ 711,018	3,257,489	3,002,278	2,909,495
Operational expenses (a)	[1]									2,638,872	2,407,603	2,349,931
Depreciation and amortization										156,368	145,242	136,081
General and administrative										127,593	133,467	132,094
Other gains and charges										17,180	4,764	49,224
Total operating costs and expenses										2,940,013	2,691,076	2,667,330
Operating income										317,476	311,202	242,165
Assets		1,472,716				1,435,873				1,472,716	1,435,873
Equity Method Investments	[2]	10,257				11,801				10,257	11,801
Payments to Acquire Property, Plant, and Equipment										112,788	140,262	161,066
Chili's Restaurants [Member]
Segment Reporting Information [Line Items]
Company sales										2,754,904	2,503,133	2,443,950
Franchise and other revenues										68,484	75,860	65,364
Revenues										2,823,388	2,578,993	2,509,314
Operational expenses (a)	[1]									2,272,771	2,044,521	2,005,795
Depreciation and amortization										131,306	122,093	112,809
General and administrative										35,845	37,131	34,693
Other gains and charges										6,973	600	6,412
Total operating costs and expenses										2,446,895	2,204,345	2,159,709
Operating income										376,493	374,648	349,605
Assets		1,218,009				1,141,025				1,218,009	1,141,025
Equity Method Investments	[2]	10,257				11,801				10,257	11,801
Payments to Acquire Property, Plant, and Equipment										80,277	114,416	141,709
Maggiano's Restaurants [Member]
Segment Reporting Information [Line Items]
Company sales										411,755	401,613	379,119
Franchise and other revenues										22,346	21,672	21,062
Revenues										434,101	423,285	400,181
Operational expenses (a)	[1]									364,466	360,903	341,870
Depreciation and amortization										15,046	14,233	13,323
General and administrative										6,225	6,722	7,145
Other gains and charges										3,472	(1,009)	1,052
Total operating costs and expenses										389,209	380,849	363,390
Operating income										44,892	42,436	36,791
Assets		163,753				161,283				163,753	161,283
Equity Method Investments		0				0				0	0
Payments to Acquire Property, Plant, and Equipment										17,540	14,408	14,284
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Company sales										0	0	0
Franchise and other revenues										0	0	0
Revenues										0	0	0
Operational expenses (a)	[1]									1,635	2,179	2,266
Depreciation and amortization										10,016	8,916	9,949
General and administrative										85,523	89,614	90,256
Other gains and charges										6,735	5,173	41,760
Total operating costs and expenses										103,909	105,882	144,231
Operating income										(103,909)	(105,882)	(144,231)
Assets		90,954				133,565				90,954	133,565
Equity Method Investments		$ 0				$ 0				0	0
Payments to Acquire Property, Plant, and Equipment										$ 14,971	$ 11,438	$ 5,073

[1]	Operational expenses includes cost of sales, restaurant labor and restaurant expenses.
[2]	The equity method investment of the Mexican joint venture is included within Chili's segment assets. See Note 3 for additional disclosures.